                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2001
                                              ---------------------------------

Check here if Amendment  [ ]; Amendment Number:
  This Amendment (Check only one.):            [ ]  is a restatement.
                                               [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Woodland Partners LLC
             ------------------------------------------
Address:     60 South Sixth Street, Suite 3750
             ------------------------------------------
             Minneapolis, Minnesota 55402
             ------------------------------------------

Form 13F File Number:  28- 5982
                     -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard W. Jensen
           ------------------------------
Title:     Managing Partner
           ------------------------------
Phone:     (612) 359-4180
           ------------------------------

Signature, Place, and Date of Signing:

 /s/ Richard W. Jensen       Minneapolis, Minnesota        February 14, 2001
-------------------------   -------------------------     ---------------------
[Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                                 -------------------------------

Form 13F Information Table Entry Total:           53
                                                  ------------------------------

Form 13F Information Table Value Total:           $ 282,803
                                                  ------------------------------
                                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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
          ITEM 1                             ITEM 2          ITEM 3                ITEM 4
                                                                                FAIR MARKET
                                            TITLE OF                               VALUE
TICKER    NAME OF ISSUER                     CLASS           CUSIP                (X 1000)
ABM       ABM Industries                    common           000957100             $ 4,116
ACV'A     ALBERTO CULVER                    common           013068200             $ 6,207
AIN       Albany International              common           012348108             $ 3,838
ALE       Allete                            common           018522102             $ 8,676
ATK       Alliant Techsystems               common           018804104             $ 3,504
BC        BRUNSWICK CORP                    common           117043109             $ 6,926
BNE       Bowne & Co. Inc.                  common           103043105             $ 3,470
CEN       Ceridian Corp.                    common           156779100             $ 4,149
CSTR      Coinstar Inc.                     common           19259P300             $ 5,860
CYT       Cytec Industries Inc.             common           232820100             $ 5,319
DCI       Donaldson                         common           257651109             $ 6,424
DGII      Digi Intl                         common           253798102             $ 3,806
DTG       Dollar Thrifty Automotive         common           256743105             $ 6,661
EE        El Paso Electric                  common           283677854             $ 2,898
FULL      H.B. Fuller Company               common           359694106             $ 9,859
GET       Gaylord Entertainment             common           367905106             $ 6,833
GGG       Graco Inc.                        common           384109104             $ 6,074
GMT       GATX Corp.                        common           361448103             $ 6,130
GTIV      Gentiva Health Services           common           37247A102             $ 2,719
HAS       HASBRO INC                        common           418056107             $ 5,451
HLR       Hollinger Int'l Inc.              common           435569108             $ 9,033
HNI       HON Industries                    common           438092108             $ 3,926
HUG       Hughes Supply Inc.                common           444482103             $ 6,356
IBC       Interstate Bakeries               common           46072H108             $ 2,381
IMC       Intl Multifoods                   common           460043102             $ 6,108
IXX       Ivex Packaging                    common           465855104             $ 3,420
JOYG      Joy Global Inc.                   common           481165108             $ 5,144
JWL       Whitehall Jewelers                common           965063100             $ 2,993
KEG       Key Energy Systems                common           492914106             $ 4,600
LNET      Lodgenet                          common           540211109             $ 2,554
MCL       MOORE LTD                         common           615785102             $ 5,886
MLHR      Miller Herman Inc.                common           600544100             $ 5,692
MSC       Material Sciences                 common           576674105             $ 6,899
NEV       Nuevo Energy Co.                  common           670509108             $ 2,778
OATS      Wild Oats Markets                 common           96808B107             $ 4,452
ODP       Office Depot                      common           676220106             $ 8,270
PII       Polaris                           common           731068102             $ 5,994
PNR       Pentair                           common           709631105             $ 5,987
PTMK      Pathmark Stores                   common           70322A101             $ 5,770
PXR       Paxar Corporation                 common           704227107             $ 2,431
PZB       Pittston Brinks Group             common           725701106             $ 8,336
PZL       Pennzoil Quaker State Co.         common           709323109             $ 6,792
SUR       CNA Surety Corp.                  common           12612L108             $ 2,328
SVM       Servicemaster Company             common           81760N109             $ 8,253
TCB       TCF Financial                     common           872275102             $ 8,372
TRY       Triarc Companies Inc.             common           895927101             $ 5,273
TSA       Sports Authority Inc.             common           849176102             $ 4,110
TTC       TORO CO.                          common           891092108             $ 5,647
TWMC      Trans World Entertainment         common           89336Q100             $ 3,375
TXI       Texas Industries                  common           882411103             $ 5,948
USTR      United Stationers                 common           913004107             $ 6,231
VVI       Viad Corp.                        common           92552R109             $ 5,557
WTFC      Wintrust Financial Corp.          common           97650W108             $ 3,005

          GRAND TOTAL                                                            $ 282,803
                                                                           ================


 ITEM 5     ---------------ITEM 6--------------             ITEM 7      ----------------ITEM 8 --------------

                INVESTMENT DISCRETION                                        VOTING AUTHORITY
SHARES      (a) SOLE        (b) SHARED   (c) OTHER         MANAGERS     (a) SOLE         (b) SHARED     (c) NONE
131,300       131,300             -           -               -          131,300               -            -
158,800       158,800             -           -               -          158,800               -            -
176,900       176,900             -           -               -          176,900               -            -
344,300       344,300             -           -               -          344,300               -            -
 45,400        45,400             -           -               -           45,400               -            -
318,300       318,300             -           -               -          318,300               -            -
271,100       271,100             -           -               -          271,100               -            -
221,300       221,300             -           -               -          221,300               -            -
234,400       234,400             -           -               -          234,400               -            -
197,000       197,000             -           -               -          197,000               -            -
165,400       165,400             -           -               -          165,400               -            -
597,600       597,600             -           -               -          597,600               -            -
429,800       429,800             -           -               -          429,800               -            -
199,900       199,900             -           -               -          199,900               -            -
342,700       342,700             -           -               -          342,700               -            -
277,800       277,800             -           -               -          277,800               -            -
155,550       155,550             -           -               -          155,550               -            -
188,500       188,500             -           -               -          188,500               -            -
123,900       123,900             -           -               -          123,900               -            -
335,900       335,900             -           -               -          335,900               -            -
772,100       772,100             -           -               -          772,100               -            -
142,000       142,000             -           -               -          142,000               -            -
205,900       205,900             -           -               -          205,900               -            -
 98,500        98,500             -           -               -           98,500               -            -
255,600       255,600             -           -               -          255,600               -            -
180,000       180,000             -           -               -          180,000               -            -
306,200       306,200             -           -               -          306,200               -            -
272,400       272,400             -           -               -          272,400               -            -
500,000       500,000             -           -               -          500,000               -            -
149,500       149,500             -           -               -          149,500               -            -
619,600       619,600             -           -               -          619,600               -            -
238,900       238,900             -           -               -          238,900               -            -
681,750       681,750             -           -               -          681,750               -            -
185,200       185,200             -           -               -          185,200               -            -
448,400       448,400             -           -               -          448,400               -            -
446,100       446,100             -           -               -          446,100               -            -
103,800       103,800             -           -               -          103,800               -            -
164,000       164,000             -           -               -          164,000               -            -
234,000       234,000             -           -               -          234,000               -            -
171,200       171,200             -           -               -          171,200               -            -
377,200       377,200             -           -               -          377,200               -            -
470,100       470,100             -           -               -          470,100               -            -
150,200       150,200             -           -               -          150,200               -            -
598,100       598,100             -           -               -          598,100               -            -
174,500       174,500             -           -               -          174,500               -            -
217,000       217,000             -           -               -          217,000               -            -
721,100       721,100             -           -               -          721,100               -            -
125,500       125,500             -           -               -          125,500               -            -
444,200       444,200             -           -               -          444,200               -            -
161,200       161,200             -           -               -          161,200               -            -
185,200       185,200             -           -               -          185,200               -            -
234,700       234,700             -           -               -          234,700               -            -
 98,300        98,300             -           -               -           98,300               -            -

   TICKER     NAME                                 CUSIP
     ABM      ABM Industries                       000957100
    ACV'A     ALBERTO CULVER                       013068200
     AIN      Albany International                 012348108
     ALE      Allete                               018522102
     ATK      Alliant Techsystems                  018804104
     BC       BRUNSWICK CORP                       117043109
     BNE      Bowne & Co. Inc.                     103043105
    CHBS      Christohpher & Banks Corp.           171046105
     COV      Covanta Engergy Corp.                22281N103
    CSTR      Coinstar Inc.                        19259P300
     CYT      Cytec Industries Inc.                232820100
     DCI      Donaldson                            257651109
    DGII      Digi Intl                            253798102
     DL       DIAL CORP ARIZ                       25247D101
     DTG      Dollar Thrifty Automotive            256743105
     EE       El Paso Electric                     283677854
     FCN      FTI Consulting                       302941109
     FOE      Ferro Corp.                          315405100
    FULL      H.B. Fuller Company                  359694106
     GET      Gaylord Entertainment                367905106
     GGG      Graco Inc.                           384109104
     GMT      GATX Corp.                           361448103
     HAS      HASBRO INC                           418056107
     HLR      Hollinger Int'l Inc.                 435569108
     HUG      Hughes Supply Inc.                   444482103
     IBC      Interstate Bakeries                  46072H108
     IMC      Intl Multifoods                      460043102
     IXX      Ivex Packaging                       465855104
    JOYG      Joy Global Inc.                      481165108
     JWL      Whitehall Jewelers Inc.              965063100
     KEG      Key Energy Systems                   492914106
    LNET      Lodgenet                             540211109
     MCL      MOORE LTD                            615785102
    MLHR      Miller Herman Inc.                   600544100
     MSC      Material Sciences                    576674105
     NAV      Navistar International               63934E108
     NEV      Nuevo Energy Co.                     670509108
    OATS      Wild Oats Markets                    96808B107
     ODP      Office Depot                         676220106
     PII      Polaris                              731068102
    PRVL      Provell Inc.                         74372Y100
    PTMK      Pathmark Stores                      70322A101
     PZB      Pittston Brinks Group                725701106
     PZL      Pennzoil Quaker State Co.            709323109
    RGIS      Regis                                758932107
     SUR      CNA Surety Corp.                     12612L108
     SVM      Servicemaster Company                81760N109
     TCB      TCF Financial                        872275102
     TRY      Triarc Companies Inc.                895927101


     TSA      Sports Authority Inc.                849176102
     TTC      TORO CO.                             891092108
    TWMC      Trans World Entertainment            89336Q100
     TXI      Texas Industries                     882411103
    USTR      United Stationers                    913004107
     VCD      Value City                           920387107
     VVI      Viad Corp.                           92552R109
    WTFC      Wintrust Financial Corp.             97650W108